Inventories (Details 1) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Classes of current inventories [abstract]
Raw materials, consumables and changes in finished goods and work in progress		₨ 51,892	₨ 40,932	₨ 32,410
Inventory write-downs	[1]	₨ 3,652	₨ 4,016	₨ 2,946

[1]	Following the Company’s decision to voluntarily recall all of its ranitidine medications sold in United States, due to confirmed contamination with N-Nitrosodimethylamine (“NDMA”) above levels established by the U.S. FDA, the Company recognized Rs.373 as inventory write downs of ranitidine during the year ended March 31, 2020. Furthermore, an amount of Rs.239 was recognized (as a reduction from revenue) as a provision for refund liabilities arising out of the Company’s recall decision.